Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents[Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,	As of June 30,
	2024	2025
	USD’000 (audited)	USD’000 (unaudited)
Cash at banks	43,008	42,081
Cash on hand	7	14
Cash and cash equivalents presented in the consolidated statements of financial position	43,015	42,095

	As of December 31,
	2023	2024
	USD’000	USD’000
Cash at banks	36,709	43,008
Cash on hand	2	7
Cash and cash equivalents presented in the consolidated statements of financial position	36,711	43,015
Bank overdraft	(2,545)	—
Cash and cash equivalents presented in the consolidated statements of cash flows	34,166	43,015